Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities
Net income	$ 297.1	$ 357.6	$ 149.4
Income from discontinued operations, net of tax	172.1	76.6	98.6
Net income from continuing operations	125.0	281.0	50.8
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	131.6	119.7	106.4
Share based compensation	47.7	57.2	41.0
Amortization of debt issuance costs	7.3	11.6	12.6
Purchase accounting inventory adjustment	3.3		21.7
Write-off from impairment of intangible assets	16.3	2.7
Pet safety recall inventory write-off	15.0
Write-off of debt issuance costs and unamortized discount	2.5	5.8	12.9
Non-cash debt accretion	0.7	2.3	3.0
Deferred tax expense (benefit)	23.8	(66.6)	(8.5)
Net changes in operating assets and liabilities
Receivables	0.6	52.3	90.3
Inventories	(45.2)	20.9	(20.2)
Prepaid expenses and other current assets	(11.0)	(0.5)	0.8
Accounts payable and accrued liabilities	4.2	(60.6)	32.1
Other	19.0	35.9	(137.3)
Net cash provided by operating activities from continuing operations	340.8	461.7	205.6
Net cash provided by operating activities from discontinued operations	324.6	153.3	238.7
Net cash (used) provided by operating activities	665.4	615.0	444.3
Cash flows from investing activities
Purchases of property, plant and equipment	(77.8)	(60.8)	(55.1)
Business acquisitions, net of cash acquired	(304.7)		(1,191.1)
Proceeds from sales of property, plant and equipment	3.9	0.9	1.1
Other investing activities	(1.5)	(3.1)
Net cash used by investing activities from continuing operations	(380.1)	(63.0)	(1,245.1)
Net cash used by investing activities from discontinued operations	(36.5)	(35.4)	(34.6)
Net cash used by investing activities	(416.6)	(98.4)	(1,279.7)
Cash flows from financing activities
Proceeds from issuance of debt	265.6	484.4	3,281.2
Payment of debt	(223.4)	(815.8)	(2,776.7)
Payment of debt issuance costs	(5.9)	(9.3)	(38.1)
Payment of cash dividends	(96.2)	(87.2)	(70.7)
Treasury stock purchases	(252.4)	(42.7)	(21.2)
Purchase of non-controlling interest	(12.6)
Payment of contingent consideration		(3.2)
Share based tax withholding payments, net of proceeds upon vesting	(24.4)	(10.8)	(2.6)
Net proceeds from issuance of common stock			562.7
Net cash (used) provided by financing activities from continuing operations	(349.3)	(484.6)	934.6
Net cash used by financing activities from discontinued operations	(9.3)	(3.2)	(16.2)
Net cash (used) provided by financing activities	(358.6)	(487.8)	918.4
Effect of exchange rate changes on cash and cash equivalents due to Venezuela devaluation	(0.4)		(2.5)
Effect of exchange rate changes on cash and cash equivalents	3.1	(1.4)	(27.2)
Net changes in cash and cash equivalents	(107.1)	27.4	53.3
Cash and cash equivalents, beginning of period	275.3	247.9	194.6
Cash and cash equivalents, end of period	168.2	275.3	247.9
Supplemental disclsoure of cash flow information
Cash paid for interest	184.9	238.3	250.3
Cash paid for taxes	37.5	35.4	54.4
Non cash investing activities
Acquisition of property, plant and equipment through capital leases	151.7	37.6	3.1
Non cash financing activities
Issuance of shares through stock conpensation plan	54.5	47.9	49.8
Assumption of AAG Debt			540.0
SB/RH Holdings, LLC [Member]
Cash flows from operating activities
Net income	301.2	352.3	155.8
Income from discontinued operations, net of tax	172.1	76.6	98.6
Net income from continuing operations	129.1	275.7	57.2
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	131.6	119.7	106.4
Share based compensation	44.9	52.1	35.2
Amortization of debt issuance costs	7.3	11.6	12.6
Purchase accounting inventory adjustment	3.3		21.7
Write-off from impairment of intangible assets	16.3	2.7
Pet safety recall inventory write-off	15.0
Write-off of debt issuance costs and unamortized discount	2.5	5.8	12.9
Non-cash debt accretion	0.7	2.3	3.0
Deferred tax expense (benefit)	27.8	(55.6)	(8.5)
Net changes in operating assets and liabilities
Receivables	0.6	52.3	90.3
Inventories	(45.2)	20.9	(20.2)
Prepaid expenses and other current assets	(10.3)	(0.5)	0.9
Accounts payable and accrued liabilities	1.6	(60.8)	32.3
Other	(2.2)	22.1	(140.7)
Net cash provided by operating activities from continuing operations	323.0	448.3	203.1
Net cash provided by operating activities from discontinued operations	324.6	153.3	238.7
Net cash (used) provided by operating activities	647.6	601.6	441.8
Cash flows from investing activities
Purchases of property, plant and equipment	(77.8)	(60.7)	(55.1)
Business acquisitions, net of cash acquired	(304.7)		(1,191.1)
Proceeds from sales of property, plant and equipment	3.9	0.9	1.1
Other investing activities	(1.5)	(3.2)
Net cash used by investing activities from continuing operations	(380.1)	(63.0)	(1,245.1)
Net cash used by investing activities from discontinued operations	(36.5)	(35.4)	(34.6)
Net cash used by investing activities	(416.6)	(98.4)	(1,279.7)
Cash flows from financing activities
Proceeds from issuance of debt	265.6	498.4	3,320.0
Payment of debt	(223.3)	(864.4)	(2,796.7)
Payment of debt issuance costs	(5.9)	(9.3)	(38.1)
Payment of cash dividends	(350.8)	(97.2)	(72.1)
Purchase of non-controlling interest	(12.6)
Payment of contingent consideration		(3.2)
Share based tax withholding payments, net of proceeds upon vesting			(2.6)
Capital contribution from parent			528.3
Net cash (used) provided by financing activities from continuing operations	(327.0)	(475.7)	938.8
Net cash used by financing activities from discontinued operations	(9.3)	(3.2)	(16.2)
Net cash (used) provided by financing activities	(336.3)	(478.9)	922.6
Effect of exchange rate changes on cash and cash equivalents due to Venezuela devaluation	(0.4)		(2.5)
Effect of exchange rate changes on cash and cash equivalents	3.1	(1.4)	(27.2)
Net changes in cash and cash equivalents	(102.6)	22.9	55.0
Cash and cash equivalents, beginning of period	270.8	247.9	192.9
Cash and cash equivalents, end of period	168.2	270.8	247.9
Supplemental disclsoure of cash flow information
Cash paid for interest	184.9	238.3	250.3
Cash paid for taxes	37.5	35.4	54.4
Non cash investing activities
Acquisition of property, plant and equipment through capital leases	$ 151.7	$ 37.6	$ 3.1